Share-based payments - Expense (benefit) recognized in retention plans (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based payments
(Benefit) arising from cash-settled share-based payments transactions		$ (5,238)	$ (25,498)
Expense arising from cash-settled share-based payments transactions	$ 40,724
Expense arising from equity-settled share-based payments transactions	49,659	19,980	13,508
Total expense arising from share-based payments transactions	$ 90,383	$ 14,742
Total (benefit) arising from share-based payments transactions			$ (11,990)